Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair values of our assets and liabilities measured at fair value on a recurring basis
Warrant liabilities	$ 2,709	$ 983
Fair Value Measurements, Recurring basis [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		3,999
Warrant liabilities	2,709	983
Fair Value Measurements, Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		3,999
Warrant liabilities
Fair Value Measurements, Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities
Warrant liabilities
Fair Value Measurements, Recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities
Warrant liabilities	$ 2,709	$ 983